UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C. 20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [  ];  	Amendment Number:

This Amendment  (Check only one); 	[  ]  is a restatement
				     	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Teilinger Capital Ltd.
Address:  	1100 Louisiana, STE 5500
	  	Houston, TX 77002

Form 13F File Number:  28-14626

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  	Rick Evans
Title: 	VP of Treasury
Phone: 	713.230.2426

Signature, Place and date of signing:

/s/  Rick Evans		Houston, TX	May 3, 2012

Report Type  (Check only one):

[ x ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
      	manager are reported in this report).

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1
                                          ------------

Form 13F Information Table Entry Total:       11
                                          ------------

Form 13F Information Table Value Total:    $48,019
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  	Form 13F File Number	Name
1	28-14632		Vitol Holding SARL
2	28-			Vitol Holding B.V.
3	28-			Teilinger Investments SA


FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
NAME                      TITLE                       VALUE      SHARES/           PUT/  INVESTMENT  OTHER
OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------        -----------     ---------  ------    --------   ------  ----  ---------   --------   ----  ------   ----
Centerpoint Energy Inc    COM             15189T107  5,841     296,221   SH             SHARED                       296,221
Covanta Holding Corp      COM             22282E102  2,986     184,000   SH             SHARED                       184,000
Exelon Corp               COM             30161N101  11,106    283,250   SH             SHARED                       283,250
FirstEnergy Corp          COM             337932107  6,196     135,900   SH             SHARED                       135,900
Great Plains Energy Inc   COM             391164100  4,076     201,100   SH             SHARED                       201,100
Genon Energy Inc          COM             37244E107  1,591     764,972   SH             SHARED                       764,972
NRG Energy Inc            COM             629377508  6,573     419,500   SH             SHARED                       419,500
SPDR SERIES TRUST         SBI INT-UTILS   81369Y886  946       27,000    SH             SHARED                       27,000
Spectra Energy Corp       COM             847560109  994       31,500    SH             SHARED                       31,500
Sandridge Energy Inc      COM             80007P307  2,221     283,600   SH             SHARED                       283,600
Talisman Energy Inc       COM             87425E103  5,489     436,550   SH             SHARED                       436,550

